Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Gross Carrying Amount and Accumulated Amortization for Identifiable Intangible Asset

The gross carrying amount and annual amortization for this identifiable intangible asset are as follows:

	December 31,
(In thousands)	2019	2018
Gross carrying amount	$243	$243
Accumulated amortization	(94)	(78)
Net amortizing intangibles	$149	$165

Estimated Amortization Expense for Each of the Five Succeeding Years	The estimated amortization expense for each of the five succeeding years ended December 31, is as follows:
(In thousands)
2020	$16
2021	16
2022	16
2023	16
2024	16
Thereafter	69
Total	$149